Leases (Details)			1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 01, 2025 USD ($) $ / shares	Mar. 01, 2025 USD ($)	Jan. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 01, 2025 ft²	Jan. 01, 2024 m²
Leases [Line Items]
Lease commenced term	5 years			63 months		63 months		63 months
Initial base rent | $				$ 7,000
Rent per square foot	$ 7		$ 7
Rent per month | $	$ 9,333	$ 12,333	$ 9,333		$ 2,334	$ 1,167	$ 2,334	$ 4,668
Percentage of rent annually increasing	3.00%		3.00%
Operating expenses of premises not to exceed per square foot	$ 3.25		$ 3.25
Maximum [Member]
Leases [Line Items]
Rent per square foot	$ 7.5		$ 7.5
Nonrelated Party [Member]
Leases [Line Items]
Area of land									16,000	16,000